INVESTMENT PROPERTIES INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions			$ (11,499)
Right-of-use assets		$ 164	175
Operating investment properties at fair value		13,900	14,100
Investment property pledged as security		70,400	73,200
Borrowing costs capitalised		258	418
Commercial developments
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions		0	(798)
Right-of-use assets		10
Construction in progress		857	1,229
Construction and other related costs capitalised		815	1,125
Borrowing costs capitalised		$ 42	$ 104
Capitalisation rate of borrowing costs eligible for capitalisation (percent)		1.80%	3.70%
BSREP III
Disclosure of detailed information about investment property
Consideration				$ 15,000	$ 1,000
Noncontrolling Interest, ownership percentage by parent				25.00%	7.00%
Investment Properties | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	$ (11,499)	$ 0
Investments accounted for using equity method | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	(1,434)
Other property, plant and equipment | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	(789)
Debt Obligations | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	$ (13,601)
IFRS 16
Disclosure of detailed information about investment property
Losses on change In fair value of and right-of-use investment properties		$ (16)	$ (5)